Goodwill - Additional Information (Detail) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 ProPay and CPAY	Dec. 31, 2011 TermNet Merchant Services, Inc.	May 02, 2011 TermNet Merchant Services, Inc.	Sep. 30, 2010 TSYS POS Systems and Services LLC
Goodwill [Line Items]
Business acquisition, goodwill		$ 162,100,000	$ 28,900,000	$ 28,918,000
Payment of contingent merger consideration in connection with the purchase of Infonox	6,000,000
Pre-tax goodwill impairment					2,200,000
After-tax goodwill impairment					$ 1,500,000